FBR Family of Funds

Supplement dated September 1, 2000 to Prospectus dated February 28, 2000, as previously supplemented June 1, 2000

Beginning August 2000, Rushmore Trust and Savings, FSB ("Rushmore") began providing administrative and custodial services to the FBR Family of Funds (the "Trust"), in lieu of the Trust's current service providers. Beginning September 2000, Rushmore will provide fund accounting services to the Trust. It is anticipated that Rushmore also will begin serving as the Trust's transfer agent on or about November 11, 2000.

Effective immediately, the contact information on the back cover of the FBR Family of Funds' prospectus is changed as follows:

FBR FAMILY OF FUNDS
Potomac Tower, 1001 Nineteenth Street North, Arlington, VA 22209
1-888-888-0025
e-mail:info@fbrfunds.com
Internet: http://www.fbrfunds.com

INVESTMENT ADVISER
FBR Fund Advisers, Inc., Potomac Tower, 1001 Nineteenth Street North, Arlington, VA 22209

DISTRIBUTOR
FBR Investment Services, Inc., Potomac Tower, 1001 Nineteenth Street North, Arlington, VA 22209

TRANSFER AGENT
PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809

ADMINISTRATION AND ACCOUNTING SERVICES/CUSTODIAN
Rushmore Trust and Savings, FSB, 4922 Fairmont Avenue, Bethesda, MD 20814

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP, 8000 Towers Crescent Drive, Vienna, VA 22182

COUNSEL
Dechert, 1775 Eye Street, N.W., Washington, DC 20006

FBR Family of Funds

Supplement dated September 1, 2000 to Statement of Additional Information dated February 28, 2000, as previously supplemented June 1, 2000

The Trust has entered into a new service arrangement with Rushmore Trust and Savings, FSB ("Rushmore"), pursuant to which Rushmore will assume and become responsible for the administrative, accounting and custody services provided by Bear Stearns Funds Management Inc., PFPC Inc. and Custodial Trust Company, respectively.

It is anticipated that Rushmore will assume and become responsible for transfer agent services on or about November 11, 2000.